Vessels, net - Consolidated condensed balance sheets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
Balance beginning of period	$ 765,212
Depreciation	(15,900)	$ (15,988)
Balance end of period	749,312
Vessel Cost
Property, plant and equipment
Balance beginning of period	1,175,834
Balance end of period	1,175,834
Accumulated Depreciation
Property, plant and equipment
Balance beginning of period	(410,622)
Depreciation	(15,900)
Balance end of period	(426,522)
Net Book Value
Property, plant and equipment
Balance beginning of period	765,212
Depreciation	(15,900)
Balance end of period	$ 749,312